Exhibit 99.1

1 MacArthur Place - Suite 100 Santa Ana, CA 92707 800.320.9490 ConsolidatedAnalytics.com

EXECUTIVE SUMMARY

Third Party Due Diligence Review

August 3, 2026

CLRES 2026-RTL1

Overview

Consolidated Analytics, Inc. a third-party due diligence provider, performed the review described below on behalf of its client, Eastview Investment Partners, LLC (the “Client”). The review included a total of 327 business purpose, residential mortgage loans, in connection with the securitization identified as CLRES 2026-RTL1 (the “Securitization”). The review began in May of 2026, and concluded in July of 2026.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to assess conformity with guidelines in effect at the time of loan acquisition, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

(a)	Credit Documentation: A review of the documentation underlying the credit decision was performed to determine sufficiency for consideration in the Credit Review. The Credit Documentation review consisted of the following:

o	Loan Application: Complete loan application is present in the loan file for all borrowers/guarantors

o	Credit Report: Credit Report in file for all borrowers and meets guideline seasoning requirements and contains OFAC clearance

o	Income Documentation / Lease Agreements: Confirmation of the presence of income documentation in the loan file when required by lender or Client specified underwriting guidelines. For rental properties where existing leases are required to be verified, verify their presence and sufficiency for purpose based on underwriting guideline standards

o	Asset Documentation: Consolidated Analytics did not review or provide any analysis with respect to this section of the Scope of Review.

o	Borrower/Guarantor Identification: Verify that the file contains a copy of a government issued identification verification for each borrower (i.e. driver’s license, state ID, passport)

o	Insurance Certificate: Verify that the loan file contains a copy of the hazard insurance certificate for the subject property and that flood insurance is also documented when required

o	Property Valuation: Confirm the presence of a complete appraisal report

o	Commercial Borrower Organizing Documentation: Confirm the presence an Operating Agreement, Bylaws, related amendments and filings or other organizing and operating documentation relative to the commercial borrower entity

o	Articles of Incorporation/Certificate of Formation: Confirm that each loan file contains a copy of the Articles of Incorporation establishing registration within the state of operation

o	Certificate of Good Standing: Confirm that each borrowing entity is active in the state of registration by confirming the presence of a web print out or certification of good standing for the state is in the file

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o	Borrower Authority / Consent of Members: Confirm that the loan file contains evidence that the individual executing the loan agreements has been signing authority on behalf of the borrowing entity

o	Rehabilitation Budget: As applicable based on loan type, confirm the presence of a rehabilitation budget in the mortgage loan file

(b)	Legal Documentation: A review of the documentation required to secure the lender’s interest in the loan and the borrower(s)’ obligations thereunder was conducted with the purpose of validating their presence in the mortgage loan file and sufficiency of execution:

o	Note/Loan Agreement/Security Instrument/Extension: Verification of the presence of the note, loan agreement or security instrument as applicable and that the agreement is properly executed by all parties. Confirm that all applicable allonges or addenda to the note are evidenced in the loan file and duly executed by all responsible parties. If the subject loan has reached or is nearing maturity confirm that an extension agreement is present and duly executed by all required parties

o	Mortgage/Deed of Trust/Assignment of Rents: Verify that a mortgage or deed of trust is in file and is duly executed and notarized and that it contains all applicable riders including an assignment of rents

o	Power of Attorney: If closing docs are executed by a POA confirm that the POA complies with all applicable underwriting and legal requirements including those for timing, form, authority and execution

o	Personal Guaranty: For loans requiring recourse pursuant to the applicable loan documents or Client/lender underwriting guidelines, verify that the requisite ownership percentage of the commercial entity borrower has executed a personal guaranty. For loans structured as non-recourse, confirm that no personal guaranty is required, except to the extent of any customary carve-outs (e.g., “bad boy” guaranties), if applicable.

o	Affidavit of Commercial Purpose/Occupancy Certification: Verify that each file contains a borrower statement verifying that the loan is for commercial purpose and that the subject property will not be owner occupied

o	Title Policy: Confirmation that the file contains evidence of title insurance and that the title is free from material defects that could affect lien position

o	Deed for Conveyance of Title: Consolidated Analytics did not review or provide any analysis with respect to this section of the Scope of Review.

o	Purchase Contract: If applicable, confirm the presence of a valid and executed Purchase and Sale Agreement along with any counter offers and modified terms of sale

o	Settlement Statement: As applicable based on loan type and origination date, confirm the presence of a final settlement statement in the mortgage loan file

(c)	Guidelines: The underwriting guidelines as specified by Client served as the criteria under which each loan qualification review took place. Qualification criteria includes:

o	Borrower/Guarantor Eligibility: Review each borrower to ensure that they meet eligibility requirements of underwriting guidelines

o	Assets: Consolidated Analytics did not review or provide any analysis with respect to this section of the Scope of Review.

o	Credit History: Review the borrower credit reports and any supplemental credit history documentation to verify whether the borrower met guideline requirements

o	Credit Scores: Review each borrower/guarantor credit report to validate that the credit score used in qualification is accurate and whether it meets minimum loan qualification and underwriting standards as specified in the underwriting guidelines

1 MacArthur Place - Suite 100 Santa Ana, CA 92707 800.320.9490 ConsolidatedAnalytics.com

o	Occupancy: Confirm that the occupancy of the subject property used for qualification of the loan is accurate and compliant with guideline requirements. Confirm that the borrower has executed an affidavit of commercial/business purpose and that no other documentation that shows the subject property might be a primary residence

o	Loan-to-Value Ratios: Recalculate the Loan-to-Value Ratio utilizing the Purchase Contract, Property Valuations and/or Loan Agreements to determine whether initial, as-is and as-repaired LTV and CLTV meet loan qualification and underwriting guideline standards based on the calculation methods set forth in underwriting guidelines

o	Loan-to-Cost Ratios: Recalculate the Loan-to-Cost Ratio utilizing the Purchase Contract and Settlement Statement to determine whether LTC meets loan qualification based on the calculation methods set forth in underwriting guidelines

o	Insurance: Confirm the adequacy of hazard insurance coverage.. If required based on flood zone, confirm the presence and adequacy of flood insurance coverage.

o	Compensating Factors: Review and validate any compensating factors used in the qualification of the loan and in consideration of loan level underwriting guideline exceptions

o	Letters of Explanation: Confirm the presence of Letters of Explanation (LOX) where required per underwriting guidelines and that each such LOX adequately addresses the eligibility scenario under question

o	Exception Approvals: Confirm that any exceptions to underwriting guidelines and/or investor guideline overlays were fully documented, properly approved, and supported

o	Misrepresentation / Fraud Review: Validate that an independent third-party fraud report was obtained for each guarantor when required by underwriting guidelines and that red flags on third party fraud reports have been reviewed

Valuation Review

Consolidated Analytics performed a “Valuation Review,” which included the following:

a.	Review the original appraisal and all additional property valuation documentation to determine whether source, format and type meet program and guideline eligibility requirements

b.	Confirm that the property type is an eligible property type per program standards and underwriting guidelines

c.	Assess rental income schedules

d.	Confirm that property standards conform to underwriting guidelines requirements

e.	Determine whether the property is adequately constructed and the appraisal is on an “as is basis” or consistent with the scope of rehabilitation

f.	Review and determine whether the appraisal was performed on appropriate form that meets program and guidelines eligibility requirements

g.	Review property for functional obsolescence

h.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed

Servicing Review

Consolidated Analytics did not review servicing-related records, including the fields below:

o	Primary Servicer

o	Servicing Fee Percentage

1 MacArthur Place - Suite 100 Santa Ana, CA 92707 800.320.9490 ConsolidatedAnalytics.com

o	Servicing Advance Methodology

o	Current Loan Amount

o	Current Interest Rate

o	Current Payment Amount Due

o	Interest Paid through Date

o	Current Payment Status

o	Most Recent 12 Month Pay History

o	Liquid Cash Reserves

o	ASOF

o	Extended Months

o	Number of Extensions

o	Current Maturity

o	Remaining Holdback

o	Remaining Interest Reserve

o	Property Liquidity

o	Project Scope

o	Net Interest Rate

o	Repeat Borrower

o	Funded Date

Consolidated Analytics applied a cascade methodology to determine if the original appraised value total was reasonably supported when compared to an independent third-party valuation product. For loans reviewed in a post-close valuation review (327 loans consisting of 348 individual properties), the origination value was based on the following products:

Primary Valuation Product	Count
1004	238
1025	58
RicherValues	18
Narrative	17
1073	14
2055	3
Totals:	348

1 MacArthur Place - Suite 100 Santa Ana, CA 92707 800.320.9490 ConsolidatedAnalytics.com

Summary of Results

Overall Results Summary

After giving consideration to the grading criteria, 100 % of the loans received an Overall “B” grade and 96.02% of the loans received an Overall “A” grade.

Final Loan Grades

Overall Grades
Grade	Number of Mortgage Loans	% of Mortgage Loans (by loan count)	Original Principal Balance
A	314	96.02%	$ 274,231,255.12
B	13	3.98%	$ 11,909,280.00
C	0	0.00%	$ -
D	0	0.00%	$ -

Credit Grades
Grade	Number of Mortgage Loans	% of Mortgage Loans (by loan count)	Original Principal Balance
A	320	97.86%	$ 279,117,860.12
B	7	2.14%	$ 7,022,675.00
C	0	0.00%	$ -
D	0	0.00%	$ -

Valuation Grades
Grade	Number of Mortgage Loans	% of Mortgage Loans (by loan count)	Original Principal Balance
A	321	98.17%	$ 281,253,930.12
B	6	1.83%	$ 4,886,605.00
C	0	0.00%	$ -
D	0	0.00%	$ -

1 MacArthur Place - Suite 100 Santa Ana, CA 92707 800.320.9490 ConsolidatedAnalytics.com

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Credit Grade of “B” and a Property Grade of “A” would receive an overall Loan Grade of “B”).

CATEGORY	GRADE	FINDING DESCRIPTION	COUNT
Credit	A	Hazard Insurance Missing or Defective	32
		No Findings	27
		Entity Documentation - Missing or Defective	26
		Credit Report Missing or Defective	26
		Closing Disclosure/Settlement Statement Missing or Defective	16
		Sales Contract Missing or Defective	12
		Flood Certificate Missing or Defective	12
		Title Insurance Missing or Defective	10
		Guaranty Missing or Defective	5
		Missing, Inadequate, or Incomplete Project Document	4
		Closing Documentation Missing or Defective	3
		Title Insurance Coverage - Inadequate Coverage	3
		Flood Cert or Evidence not in a Flood Zone Missing	3
		Background Check Missing or Defective	2
		Excessive LTV Ratio	2
		Closing Protection Letter Missing or Defective	2
		Deed Missing or Defective	1
		Minimum Credit Score Requirement Not Met	1
		Significant Derogatory Credit Event – Requirement Not Met	1
		Guarantor Identification Missing or Defective	1
		Appraisal Missing or Defective	1
		Note Missing or Defective	1
		Flood Insurance Missing or Defective	1
	B	Hazard Insurance Missing or Defective	6
		Credit Report Aged	1

		TOTAL CREDIT GRADE A FINDINGS:	192
		TOTAL CREDIT GRADE B FINDINGS:	7
		TOTAL CREDIT GRADE C FINDINGS:	0
		TOTAL CREDIT GRADE D FINDINGS:	0
		TOTAL CREDIT FINDINGS:	199

1 MacArthur Place - Suite 100 Santa Ana, CA 92707 800.320.9490 ConsolidatedAnalytics.com

CATEGORY	GRADE	FINDING DESCRIPTION	COUNT
Property	A	Flood Certificate Missing or Defective	10
		Hazard Insurance Missing or Defective	9
		Appraisal Missing or Defective	6
		Flood Insurance Missing or Defective	1
		Appraisal Aged	1
	B	Appraisal Aged	4
		Hazard Insurance Missing or Defective	1
		Ineligible Property	1
		Appraisal Missing or Defective	1

		TOTAL PROPERTY GRADE A FINDINGS:	27
		TOTAL PROPERTY GRADE B FINDINGS:	7
		TOTAL PROPERTY GRADE C FINDINGS:	0
		TOTAL PROPERTY GRADE D FINDINGS:	0
		TOTAL PROPERTY FINDINGS:	34

1 MacArthur Place - Suite 100 Santa Ana, CA 92707 800.320.9490 ConsolidatedAnalytics.com

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit and Valuation Guidelines.
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of assets or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets published guidelines without any exception or waiver.
B	The loan substantially meets published guidelines, but reasonable compensating factors were documented for exceeding published guidelines.
C	The loan does not substantially meet published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Valuation Event Grades
A	The valuation methodology meets the required underwriting guidelines and were completed on standard agency approved forms or other eligible forms based on lender/investor requirements.
B	The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines.
C	The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.